1933 Act No. 333-42181
                                                       1940 Act No. 811-08555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 2                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 3                                                        [X]


                          EVERGREEN MONEY MARKET TRUST
         (As successor to certain series of Evergreen Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)


     Pursuant to Rule 414 under the Securites Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 2-94560/811-4154 on Form N-1A of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Treasury Money Market Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940.

                          EVERGREEN MONEY MARKET TRUST

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securites Act included in the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Treasury Money Market Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Treasury Money Market Fund included in the Registration Statement on Form N-1A of Evergreen Investment Trust.

                       SUPPLEMENT TO THE PROSPECTUSES OF
  EVERGREEN GLOBAL OPPORTUNITIES FUND AND EVERGREEN TREASURY MONEY MARKET FUND
                 (EACH A "FUND" AND, COLLECTIVELY, THE "FUNDS")

The prospectus(es) of each of the Funds are hereby supplemented as follows:

FUND REORGANIZATIONS
       Each of the Funds listed below has been reorganized as a separate series of a Delaware business trust, each of which was organized on September 17, 1997. The name of each trust is set forth below.

NAME OF FUND                                               NAME OF TRUST
---------------------------------------------------        ------------------------------------
Evergreen Global Opportunities Fund                        Evergreen International Trust
Evergreen Treasury Money Market Fund                       Evergreen Money Market Trust

     In connection with the reorganizations, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of each Fund dated the date hereof.

NAME CHANGES

     The name of the distributor for the Funds has been changed to Evergreen Distributor, Inc., the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc., and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

EVERGREEN GLOBAL OPPORTUNITIES FUND

     Effective January 1, 1998, the section of the Fund's prospectus entitled "Portfolio Manager" under "Fund Management and Expenses" is hereby deleted and replaced in its entirety with the following:

     The portfolio managers for the Fund are Gilman C. Gunn and J. Gary Craven. Mr. Gunn manages the international portion of the Fund and Mr. Craven manages the domestic portion of the Fund.

     Mr. Gunn joined Keystone in January 1991 and is currently Senior Vice President, Chief Investment Officer -- International.

     Mr. Craven joined Keystone in November 1996 and is currently Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

     Effective  June 1,  1997,  the Fund's  Subadvisory  Agreement  with  Credit
Lyonnais International Asset Management, North America terminated. Keystone Investment Management Company, the Fund's adviser, will manage the entire portfolio of the Fund.

PERFORMANCE INFORMATION

     The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund. PURCHASE AND REDEMPTION OF SHARES Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

ADDITIONAL INFORMATION

     Effective December 31, 1996, BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Columbus, Ohio 43219, acquired the mutual fund administration and distribution business of Furman Selz LLC ("Furman"). Accordingly, BISYS now acts as sub-administrator in place of Furman.

     Evergreen Distributor, Inc. ("EKD"), located at 125 West 55th Street, New York, NY 10019, and formerly known as Evergreen Funds Distributor, Inc. ("EFD"), is the distributor for the Funds. EKD is an affiliate of BISYS, having been acquired by BISYS on January 3, 1997.

     The rate of compensation for BISYS and EKD will remain unchanged from the compensation formerly paid to Furman and EKD prior to January 1, 1997.

     You may exchange shares of a Fund for shares of another Fund identified above by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

January 16, 1998

            SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

     Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund,
                    Evergreen Emerging Markets Growth Fund,
 Evergreen Florida High Income Municipal Bond Fund, Evergreen Foundation Fund,
             Evergreen Fund, Evergreen Georgia Municipal Bond Fund,
        Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen High Grade Tax Free Fund, Evergreen Income and Growth Fund,
            Evergreen Intermediate Term Government Securities Fund,
     Evergreen International Equity Fund, Evergreen Select Money MarketFund,
             Evergreen Institutional Tax Exempt Money Market Fund,
   Evergreen Select Treasury Money Market Fund, Evergreen Latin America Fund,
             Evergreen Micro Cap Fund, Evergreen Money Market Fund,
                   Evergreen New Jersey Tax Free Income Fund,
                 Evergreen North Carolina Municipal Bond Fund,
               Evergreen Pennsylvania Tax Free Money Market Fund,
                    Evergreen Short-Intermediate Bond Fund,
                  Evergreen Short-Intermediate Municipal Fund,
                    Evergreen Small Cap Equity Income Fund,
                 Evergreen South Carolina Municipal Bond Fund,
                    Evergreen Tax Exempt Money Market Fund,
 Evergreen Tax Strategic Foundation Fund, Evergreen Treasury Money Market Fund,
            Evergreen U.S. Government Fund, Evergreen Utility Fund,
         Evergreen Value Fund, Evergreen Virginia Municipal Bond Fund,
                Evergreen Capital Preservation and Income Fund,
     Evergreen Fund for Total Return, Evergreen Global Opportunities Fund,
            Evergreen Natural Resources Fund, Evergreen Omega Fund,
      Evergreen Strategic Income Fund, Evergreen California Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
           Evergreen Balanced Fund, Evergreen Diversified Bond Fund,
      Evergeen High Yield Bond Fund, Evergreen Small Company Growth Fund,
            Evergeen Strategic Growth Fund, Evergeen Blue Chip Fund,
 Evergreen Select Adjustable Rate Fund, Evergreen Select Small Cap Growth Fund,
    Evergreen International Growth Fund, Evergreen Precious Metals Fund, and
                            Evergreen Tax Free Fund
                 (each a "Fund" and, collectively, the "Funds")


     The Statements of Additional Information of each of the Funds are hereby supplemented as follows:


Standardized Fundamental Investment Restrictions

     Each of the above Funds except Evergreen Balanced Fund, Evergreen Diversified Bond Fund, Evergreen Small Company Growth Fund, Evergreen Tax Free Fund, Evergreen Quality Bond Fund, Evergreen Latin America Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen Tax Exempt Money Market Fund, Evergreen Pennsylvania Tax Free Money Market Fund, has adopted the following standardized fundamental investment restrictions. These restrictionsmay be changed only by a vote of Fund shareholders.

     1. Diversification of Investments

     The Fund may not make any investment inconsistent with the Fund's classification as a diversified [non-diversified] investment company under the Investment Company Act of 1940.

     2. Concentration of a Fund's Assets in a Particular Industry. (All Funds other than those listed below.)

     The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities [or in the case of Money Market Funds domestic bank money instruments]).

     For Evergreen Utility Fund

     The Fund will concentrate its investments in the utilities industry.

     For Evergreen Precious Metals Fund

     The Fund will concentrate its investments in industries related to the mining, processing or dealing in gold or other precious metals and minerals.

     3. Issuance of Senior Securities

     Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

     4. Borrowing

     The Fund may not borrow money, except to the extent permitted by applicable law.

     5. Underwriting

     The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Investment in Real Estate

     The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

     7. Commodities

     The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     8. Lending

     The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

     9. Investment in Federally Tax Exempt Securities

     The following Funds have also adopted a standardized fundamental investment restriction in regard to investments in federally tax-exempt securities:


Evergreen Tax Exempt Money Market Fund                 Evergreen Institutional Tax Exempt Money Market Fund
Evergreen Pennsylvania Tax Free Money Market Fund      Evergreen Short-Intermediate Municipal
Evergreen Tax Strategic Foundation Fund                Evergreen High Grade Tax Free Fund
Evergreen Georgia Municipal Bond Fund                  Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund           Evergreen Virginia Municipal Bond Fund
Evergreen New Jersey Tax Free Income Fund              Evergreen Massachusetts Tax Free Fund
Evergreen New York Tax Free Fund                       Evergreen Pennsylvania Tax Free Fund
Evergreen California Tax Free Fund                     Evergreen Missouri Tax Free Fund

     The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

Elimination of Certain Non-Fundamental Investment Restrictions

     The nonfundamental investment restrictions described below have been eliminated by each Fund listed under such restriction:

     1. Prohibition on Investment in Unseasoned Issuers

     Evergreen Fund, Growth and Income Fund, Income and Growth Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Fund, Strategic Growth Fund, High Yield Bond Fund, Capital Preservation and Income Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Growth Fund

     2. Prohibition on Investment in Companies for the Purpose of Exercising Control or Management

     Evergreen Fund, Growth and Income Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Emerging Markets Growth Fund, International Equity Fund, Global Leaders Fund, Money Market Fund, Tax Exempt Money Market Fund, Pennsylvania Tax Free Money Market Fund, Florida High Income Municipal Bond Fund,
Short-Intermediate Municipal Fund, Blue Chip Fund, Precious Metals Fund, Strategic Growth Fund, High Yield Bond Fund, Fund for Total Return, Global Opportunities Fund, International Growth Fund

     3. Prohibition on Investment in Companies in which Trustees or Officers of the Funds Also Hold Shares Above Certain Percentage Levels

     Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund,Treasury Money Market Fund, Short-Intermediate Municipal Fund, Precious Metals Fund

     4. Prohibition on Investment of More Than 5% of a Fund's Net Assets in Warrants, With No More Than 2% of Net Assets Being Invested in Warrants That Are Listed on Neither the New York nor American Stock Exchanges

     Evergreen Fund,  MicroCap Fund,  Growth and Income Fund,  Income and
Growth Fund, Foundation Fund, American Retirement Fund, Tax Exempt Money Market Fund, Short-Intermediate Municipal Fund

     5. Prohibition on Investment in Oil, Gas or Other Mineral Exploration or Development Programs

     Evergreen Fund, MicroCap Fund, Aggressive Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund, Pennsylvania Tax Free Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, High Grade Tax Free Fund, Precious Metals Fund

     6.  Prohibition on Joint Trading  Accounts

     Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Florida High Income Municipal Bond Fund

     7. Prohibition on Investment in Other Investment Companies. [Note: The Funds may invest in such companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.]

     Growth and Income Fund, Utility Fund, Small Cap Equity Income Fund, Income and Growth Fund, Value Fund, Short-Intermediate Bond Fund, Intermediate Term Government Securities Fund, Foundation Fund, Tax Strategic Foundation Fund, American Retirement Fund, New Jersey Tax Free Income Fund, High Grade Tax Free Fund, Blue Chip Fund, Omega Fund, Precious Metals Fund, Strategic Growth Fund, High Yield Bond Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Growth Fund, Massachusetts Tax Free Fund, New York Tax Free Fund, Pennsylvania Tax Free Fund, California Tax Free Fund and Missouri Tax Free Fund.

Reclassification of All Other Fundamental Investment Restrictions

     All investment restrictions other than those described above as having been standardized or eliminated have been reclassified from fundamental to nonfundamental and, as, such, may be changed by the Funds' Boards of Trustees at any time without a shareholder vote.

Trustees

     The Trustees and executive officers of each Trust, their ages, and their principal occupations during the last five years are shown below:

     JAMES S. HOWELL (72),  4124 Crossgate Road,  Charlotte,  NC-Chairman of the
Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

     RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC- Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

     MICHAEL S. SCOFIELD (53), 212 S. Tryon Street, Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

     GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC - Trustee. SalesRepresentative with Nucor-Yamoto Inc. (steel producer) since 1988.

     THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC - Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President - Finance and Resources, Rexham Corporation from 1979 to 1990.

     WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC - Trustee. Partner in the law firm William Walt Pettit, P.A. since 1990.

     LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL - Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

     CHARLES A. AUSTIN III (61), Trustee. Investment counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

     K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

     LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

     DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DMR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

     RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen Group of Mutual Funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, HartfordHospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford YMCA; former Director; Executive Vice President, and Vice Chairman of The Travelers Corporation.

Executive Officers

     WILLIAM J. TOMKO (40), 3435 Stelzer Road, Columbus, OH - President and Treasurer. Senior Vice President and Operations Executive, BISYS Fund Services.

     GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH - Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

     The officers of the Trusts are officers and/or employees of The BISYS Group, Inc. ("BISYS Group"). The BISYS Group is an affiliate of Evergreen Distributor, Inc. ("EDI"), the distributor of each class of shares of each Fund.

     No officer or Trustee of the Trusts owned more than 1.0% of any Class of shares of any of the Funds as of November 30, 1997.

Distribution Plans

     The following is added to the disclosure under the caption "Distribution Plan"

     Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

     (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping ServiceAgreement, the Plan has $3 million or more in assets invested in broker/dealerfunds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM")that are made available pursuant to a Services Agreement between Merrill Lynchand the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

     (ii) the Plan is record kept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.


     The following is added to the Statement of Additional Information of each of Evergreen Balanced Fund, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Blue Chip Fund, Evergreen Precious Metals Fund, Evergreen International Growth Fund and Evergreen Tax Free Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Distribution Plans and Agreements

     Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

     Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

     You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Purchase Alternatives

     Class A Shares

     With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

     Class B Shares

     The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

 REDEMPTION TIMING                                                    CDSC RATE


 Month of purchase and the first twelve-month
 period following the month of purchase....................................5.00%
 Second twelve-month period following the month of purchase................4.00%
 Third twelve-month period following the month of purchase.................3.00%
 Fourth twelve-month period following the month of purchase................3.00%
 Fifth twelve-month period following the month of purchase.................2.00%
 Sixth twelve-month period following the month of purchase.................1.00%
 Thereafter................................................................0.00%

     Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

     Class C Shares

     Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

     Class Y Shares

     No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

     The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class a Front-end Loads

     With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

     Combined Purchases

     You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

     Rights of Accumulation

     You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

     Letter of Intent

     You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Shares That Are Not Subject to a Sales Charge or CDSC

     Waiver of Sales Charges

     The Funds may sell their shares at net asset value without an initial sales charge to:

     1. purchases of shares in the amount of $1 million or more;

     2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

     3. institutional investors, which may include bank trust departments and registered investment advisers;

     4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

     5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

     6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

     7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

     8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

     9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

     With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

     Waiver of CDSCs

     The Funds do not impose a CDSC when the shares you are redeeming represent:

     1. an increase in the share value above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

     6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

     7. an automatic withdrawals under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

     8.  a  withdrawal   consisting  of  loan  proceeds  to  a  retirement  plan
participant;

     9. a financial hardship withdrawals made by a retirement plan participant;

     10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

     11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

     Distribution Plans

     The following is added to the disclosure under the caption "Distribution Plan"

     Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

     (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

     (ii) the Plan is record kept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

EXCHANGES

     Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUNDS VALUE SHARES

How and When a Fund Calculates its Net Asset Value per Share ("NAV")

     Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

How a Fund Values the Securities it Owns

     Current values for a Fund's portfolio securities are determined as follows:

     (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

     (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

     (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

     (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

     (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

     (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

     As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


January 16, 1998

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The response to this item is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Treasury Money Market Fund.

Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

2         By-laws                                                Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and First             Registrant's Registration Statement
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Asset Management Corp.                                 Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Distributor, Inc.                                      Filed on December 12, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (Evergreen)                                       Filed on December 12, 1997

6(c)      Form of Class Y Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc.                                                   Filed on December 12, 1997

6(d)      Form of Dealer Agreement used by Evergreen             Incoporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

7         Form of Deferred Compensation Plan                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Registration Statement
                                                                 Filed on December 12, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP                        Not applicable to this filing

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (Evergreen)                                            Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(c)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
16        Not applicable

17        Not applicable

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     None

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisers are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   Vice Chairman and President, First Union
                                   Corporation; Vice Chairman and President,
                                   First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 9th day of January, 1998.

                                         EVERGREEN MONEY MARKET TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of January, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 9th day of January, 1998.

                                         EVERGREEN TREASURY MONEY MARKET TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of January, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

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                              INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11(b)                    Consent of KPMG Peat Marwick LLP